UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 25, 2011

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       32
Form 13F Information Table Value Total:       117234
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                        COM            037411105    6391  53600SH     SOLE       53600
BILL BARRETT CORP                  COM            06846N104    6479 157526SH     SOLE      157526
CANADIAN NAT RES LTD               COM            136385101    6543 146600SH     SOLE      146600
CANADIAN SOLAR INC                 COM            136635109     121   9780SH     SOLE        9780
CHESAPEAKE ENERGY CORP             COM            165167107    7060 272500SH     SOLE      272500
CHEVRON CORP                       NEW COM        166764100    6433  70500SH     SOLE       70500
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601     119   7193SH     SOLE        7193
CONOCOPHILLIPS                     COM            20825C104    6523  95790SH     SOLE       95790
FIRST SOLAR INC                    COM            336433107     126    970SH     SOLE         970
FOREST OIL CORP                    COM PAR $0.01  346091705    3300  86900SH     SOLE       86900
HALLIBURTON CO                     COM            406216101    6229 152570SH     SOLE      152570
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    3761 309830SH     SOLE      309830
HESS CORP                          COM            42809H107    6482  84690SH     SOLE       84690
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107    3246 469130SH     SOLE      469130
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     112  11070SH     SOLE       11070
LSB INDUSTRIES                     COM            502160104     132   5435SH     SOLE        5435
MARATHON OIL CORP                  COM            565849106    6651 179620SH     SOLE      179620
MEMC ELECTR MATLS INC              COM            552715104     128  11380SH     SOLE       11380
NEWFIELD EXPL CO                   COM            651290108    6338  87900SH     SOLE       87900
NEXEN INC                          COM            65334H102    6502 283360SH     SOLE      283360
NOBLE ENERGY INC                   COM            655044105    6562  76235SH     SOLE       76235
ORMAT TECHNOLOGIES INC             COM            686688102     135   4560SH     SOLE        4560
PATTERSON UTI ENERGY INC           COM            703481101    4089 189740SH     SOLE      189740
RENESOLA LTD                       SPONSORED ADS  75971T103     130  14930SH     SOLE       14930
STR HOLDINGS                       COM            78478V100     132   6580SH     SOLE        6580
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    6672 173175SH     SOLE      173175
SUNPOWER CORP                      COM CL B       867652307     129  10390SH     SOLE       10390
SUNTECH POWER HOLDINGS             ADR            86800C104     134  16770SH     SOLE       16770
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104    3302 140980SH     SOLE      140980
UNIT CORP                          COM            909218109    6381 137294SH     SOLE      137294
VALERO ENERGY CORP                 NEW COM        91913Y100    6774 292995SH     SOLE      292995
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     118  11990SH     SOLE       11990

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